MERGER WITH VAPORIN, INC - Schedule of Pro Forma Consolidated Results of Operations (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (4,443,264)	$ (6,194,501)	$ (12,566,981)	$ (11,276,342)
Net loss per share	$ (0.55)	$ (1.39)	$ (1.95)	$ (2.90)
Pro Forma [Member]
Revenues					$ 20,253,052	$ 28,259,309
Net loss					$ (19,595,702)	$ 415,316
Net loss per share					$ (0.59)	$ 0.01